Warranty liabilities	12 Months Ended
Dec. 31, 2025
Warranty Liabilities [Abstract]
Warranty liabilities

Note 14. Warranty liabilities

Warranty liabilities consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Warranty liabilities	25,941	31,602
Total warranty liabilities	$25,941	$31,602

	As of December 31, 2025	As of December 31, 2024
Balance, beginning of year	31,602	—
Increase in liability	25,941	31,602
Reduction in liability (warranty claims)	(31,602)	—
Balance, end of year	$25,941	$31,602